Schedule of research and development expenses (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total research and development expenses	kr (205,874)	kr (131,205)	kr (329,825)	kr (349,054)
Staff costs [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(114,090)	(90,722)	(186,772)	(244,134)
IT and software expenses [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(32,463)	(8,366)	(59,449)	(19,741)
Professional services [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(13,230)	(3,127)	(14,401)	(19,284)
Depreciation and amortization [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(20,966)	(25,082)	(54,661)	(62,086)
Other costs [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(6,817)	(3,800)	kr (14,542)	kr (3,809)
Hardware development costs [member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	kr (18,308)	kr (108)